TAXATION	12 Months Ended
Mar. 31, 2026
Income taxes [Abstract]
TAXATION	TAXATION
(i) Reconciliation of income taxes: Income tax expense differs from the amounts that would be obtained by applying the combined Canadian basic federal and provincial income tax rate to income before income taxes. These differences result from the following items:

Years ended	Note	March 31 2026	March 31 2025
Income (loss) before income taxes and non-controlling interest		$99,201	$(82,938)
Combined Canadian basic federal and provincial income tax rate		26.50%	26.50%
Income tax expense based on combined Canadian basic federal and provincial income tax rate		$26,288	$(21,979)

Increase (decrease) in income taxes resulting from:
Adjustments in respect of current income tax of previous periods		(2,864)	3,309
Non-taxable items net of non-deductible items		(4,789)	(3,848)
Change in unrecognized assets		5,302	(31,343)
Income taxed at different rates and statutory rate changes		4,739	(462)
Manufacturing and processing allowance and all other items		(1,208)	(637)
At the effective income tax rate of 28% (March 31, 2025 – 66.3%)		$27,468	$(54,960)

Income tax expense (recovery) reported in the consolidated statements of income (loss):
Current tax expense		$64,990	$29,586
Deferred tax recovery		(37,522)	(84,546)
		$27,468	$(54,960)

Deferred tax related to items charged or credited directly to equity and goodwill:
Gain (loss) on revaluation of cash flow hedges		$(4,200)	$6,524
Opening deferred tax of acquired company	5	—	(15,160)
Other items recognized through equity		(391)	347
Income tax charged directly to equity and goodwill		$(4,591)	$(8,289)
Components of deferred income tax assets and liabilities: Deferred income taxes are provided for the differences between accounting and tax bases of assets and liabilities. Deferred income tax assets and liabilities are comprised of the following:

As at	March 31 2026	March 31 2025
Accounting income not currently taxable	$(21,446)	$42,267
Intangible assets	(127,021)	(138,615)
Investment tax credits taxable in future years when utilized	(6,092)	(4,781)
Loss available for offset against future taxable income	82,688	14,222
Interest limitation	80,433	58,397
Property, plant and equipment	22,699	21,197
Other	3,546	10,762
Net deferred income tax asset	$34,807	$3,449

Presented as:	March 31 2026	March 31 2025
Deferred income tax assets	$115,269	$104,022
Deferred income tax liabilities	(80,462)	(100,573)
Net deferred income tax asset	$34,807	$3,449
Recognized deferred income tax assets: The Company has determined that previously unrecognized deferred income tax assets qualify for recognition as of March 31, 2026 based on an expectation of future taxable profits in the related jurisdictions as a result of a legal entity consolidation.
Unrecognized deferred income tax assets: Deferred income tax assets have not been recognized in respect of the following item:

As at	March 31 2026	March 31 2025
Losses and other assets available for offset against future taxable income	$38,283	$51,070
Loss carryforwards: As at March 31, 2026, the Company has the following net operating loss carryforwards that are scheduled to expire in the following years:

As at	March 31, 2026
Years of expiry	Non-Canadian	Canadian
2027 - 2033	$9,062	$—
2034 - 2046	67,120	119,626
2047 - 2056	1,185	—
No expiry	350,411	—
	$427,778	$119,626

As at	March 31, 2025
Years of expiry	Non-Canadian	Canadian
2026 - 2032	$9,175	$—
2033 - 2045	26,350	9,204
No expiry	187,917	—
	$223,442	$9,204

At March 31, 2026, the Company has U.S. federal and state capital loss carryforwards of $547 (March 31, 2025 – $566) that do not expire, and Canadian capital loss carryforwards of $92,366 (March 31, 2025 - $86,269) that do not expire.
Investment tax credits: As at March 31, 2026, the Company has investment tax credits available to be applied against future taxes payable in Canada of approximately $21,918 and in foreign jurisdictions of approximately $18,237. The investment tax credits are scheduled to expire as follows:

Years of expiry	Gross ITC balance
2027 - 2031	$7,561
2032 - 2037	2,831
2038 - 2046	29,763
$40,155

The benefit of $27,381 (March 31, 2025 - $30,168) of these investment tax credits has been recognized in the consolidated financial statements. Unrecognized investment tax credits are scheduled to expire between 2040 and 2046.

(iii) The Company has determined that as of the reporting date, undistributed profits of its subsidiaries will not be distributed in the foreseeable future.
(iv) There are temporary differences of $104,232 associated with investments in subsidiaries for which no deferred income tax liability has been recognized (March 31, 2025 - $113,654).

(v) Pillar Two legislation became enacted in Canada and came into effect on April 1, 2024 for the Company. Pillar Two introduces a 15% global minimum tax on income earned in each jurisdiction where the Company operates. During the year ended March 31, 2026, the Company recognized income tax expense related to Pillar Two income taxes of $2,222 (March 31, 2025 - $2,100) in the consolidated statement of income (loss), which was attributable to the Company's earnings in Hungary. The Company has applied the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.

(vi) On June 20, 2024, Bill C-59 received Royal Assent, enacting a 2% tax on certain share buybacks. The impact of this tax is reflected in the consolidated financial statements (note 17).
The "income taxed at different rates and statutory rate changes" line includes the impact of remeasurement of deferred tax assets and liabilities arising from the reduction in the corporate income tax rate in Germany. The change in the enacted tax rate resulted in an increase to income tax expense of $5,372 in the year ended March 31, 2026, reflecting the decrease in the value of deferred tax assets previously recognized.